Debt Pending Acquisition (Narrative) (Details) - USD ($) $ in Millions		3 Months Ended
	Dec. 16, 2015	Mar. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Revolving credit facility, maximum borrowing capacity		$ 750.0
Millercoors [Member] | Revolving Multicurrency Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Leverage ratio following acquisition		5.75x
Leverage ratio in fourth year following acquisition		3.75x
Lenders Party Thereto and Citibank | Millercoors [Member]
Line of Credit Facility [Line Items]
Bridge loan	$ 9,300.0
Debt instrument, face amount			$ 3,000.0
Lenders Party Thereto and Citibank | Millercoors [Member] | MillerCoors Acquisition Term Loan and Bridge Loan [Member]
Line of Credit Facility [Line Items]
Issuance fees		$ 5.7
Lenders Party Thereto and Citibank | Millercoors [Member] | MillerCoors Acquisition Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, face amount			3,000.0
Lenders Party Thereto and Citibank | Millercoors [Member] | Bridge Loan
Line of Credit Facility [Line Items]
Debt instrument, term	364 days	364 days
Bridge loan facility	$ 9,300.0
Bridge loan		$ 6,800.0
Commitment fees		$ 13.5	49.2
Lenders Party Thereto and Citibank | Millercoors [Member] | Three Year Tranche [Member] | MillerCoors Acquisition Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, term		3 years
Debt instrument, face amount		$ 1,500.0
Lenders Party Thereto and Citibank | Millercoors [Member] | Five Year Tranche [Member] | MillerCoors Acquisition Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, term		5 years
Debt instrument, face amount		$ 1,500.0
Other income (expense), net [Member] | Lenders Party Thereto and Citibank | Millercoors [Member] | Bridge Loan
Line of Credit Facility [Line Items]
Amortization of issuance costs		18.4
Interest Expense [Member] | Lenders Party Thereto and Citibank | Millercoors [Member] | MillerCoors Acquisition Term Loan [Member]
Line of Credit Facility [Line Items]
Amortization of issuance costs		$ 1.8
Other Assets [Member] | Lenders Party Thereto and Citibank | Millercoors [Member] | MillerCoors Acquisition Term Loan [Member]
Line of Credit Facility [Line Items]
Issuance fees			$ 8.3